Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406

June 26, 2024

Deborah L. O’Neal

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: Capital Group Completion Fund Series (“CGCF”)

File Nos. 333-278929, 811-23959

Dear Ms. O’Neal:

In response to your comments, received on May 22, 2024, relating to the filing made on April 25, 2024 (the “Registration Statements”) of CGCF (the “Fund”), we hereby file Pre-Effective Amendment No. 1 to the Registration Statements under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act.

Our responses to your comments are set forth below.

General

1.	We note that the registration statement is missing information and exhibits and contains bracketed disclosures. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits filed in any pre-effective amendment.

Response: We have updated the Registration Statements in a pre-effective amendment to address the below comments. We will also provide any outstanding information or exhibits in a subsequent amendment. We acknowledge that you may have additional comments.

Prospectus

Fees and expenses of the Fund

2.	Explain the Fund's basis for imposing a sales charge on reinvested dividends and cite its authority to do so. Depending on your response, we may have further comments.

Response: Although the fees and expenses table includes a line item for sales charge on reinvested dividends there will be no sales charge imposed on reinvested dividends. The table reflects “none” for this line item.

Portfolio turnover

3.	Add the following disclosure or similar language to this paragraph: "Because the Fund is new, there is no reportable turnover.”

Response: We have updated the disclosure to address this comment, as follows:

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. Because the fund has not commenced investment operations as of the date of this prospectus, information regarding the fund‘s portfolio turnover rate is not shown.

Principal investment strategies

4.	If the Fund may invest in U.S. and foreign corporate bonds as part of its principal strategy, please add disclosure accordingly.

Response: We have updated the disclosure to address this comment, as follows:

The fund may invest in U.S. and non-U.S. corporate debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

5.	On page 2 the disclosure states, “The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not (emphasis added) backed by the full faith and credit of the U.S. government.” Add examples of such potential investments, as described in the Statement of Additional Information on page 8 and highlight risk disclosure of such investments in the principal risk section.

Response: We have updated the disclosure to address this comment, as follows:

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, such as securities issued by Fannie Mae or Freddie Mac.

With respect to risk disclosure, we believe the disclosures are responsive to the requirements of Form N-1A and the SEC disclosure staff’s longstanding guidance on layered disclosure. In particular, we believe the disclosures titled “Investing in securities backed by the U.S. government” in the principal risk section provide the relevant risk disclosures. We supplementally confirm that the Fund does not currently expect to invest in mortgage-backed securities that are not backed by the full faith and credit of the U.S. government to be a principal investment strategy of the Fund.

6.	Disclose the credit quality standard and maturity strategy for the Fund’s investments. If the Fund may invest in debt securities of any maturity or duration, include a brief example of duration in the prospectus (e.g., Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates).

Response: We have updated the disclosure to address this comment, as follows:

The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Principal investment strategies

Investing in securities backed by the U.S. government

7.	The last sentence of this paragraph states, “Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.” Please highlight this disclosure using bold or italicized font.

Response: We believe the disclosure is already responsive to the requirements of Form N-1A and highlighting in bold or italicized font would unduly emphasize this disclosure and be inconsistent with the form for other disclosures. For this reason, we do not believe any additional disclosure is necessary.

Investing outside the United States

8.	We refer you to ADI 2020-11 “Registered Funds’ Risk Disclosure Regarding Investments in Emerging Markets.” Please enhance the disclosure of the risks of investing in emerging markets consistent with the ADI (e.g., addressing risks related to market manipulation concerns, limited reliable access to capital, and any limitations on the rights and remedies available to the Fund, individually or in combination with other shareholders, against portfolio companies).

Response: Our current disclosures reflect enhanced disclosures and revisions made over the past three and a half years in response to ADI 2020-11 as well as comments from the SEC disclosure staff related to ADI 2020-11 and emerging markets risks. We supplementally confirm that the fund is not expected to invest significantly in emerging markets at this time.

Tax information

9.	At the end of the sentence in this section on page 7 please add, "in which case you may be subject to taxes upon withdrawal from such account" or similar language.

Response: We have updated the disclosure to address this comment, as follows:

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored in which case you may be subject to taxes upon withdrawal from such account.

10.	On page 9, with respect to the Fund’s use of temporary defensive positions, please disclose that when the Fund takes temporary defensive positions inconsistent with the Fund’s principal investment strategies, the Fund may not achieve its investment objective. See, Item 9(b)(1), Instruction 6 of Form N-1A.

Response: We have updated the disclosure to address this comment, as follows:

For temporary defensive purposes, the fund may invest without limitation in such instruments and if this is inconsistent with the Fund’s principal investment strategies then the Fund may temporarily not achieve its investment objective.

11.	We note the additional risks disclosure states that the Fund may engage in active and frequent trading of portfolio securities. If true, please move the disclosure in this section as appropriate to the principal strategies and principal risks sections or explain why it should not be relocated.

Response: We hereby confirm that the Fund does not currently expect to engage in active and frequent trading of portfolio securities. We supplementally confirm that should the Fund engage in active and frequent trading we will include disclosure in the principal strategies and principal risks sections.

Statement of Additional Information

Fundamental policies

12.	In regard to the Fund’s concentration policy, please bolster the disclosure to include a percentage limitation (i.e., not more than 25%) or language that states "concentration" as defined by the Investment Company Act of 1940.

Response: The Fund’s fundamental policies are bolstered by the additional disclosures under the section “Additional information about the fund’s policies.” With respect to fundamental policy 1f, we include the following disclosure: “For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry.” For this reason, we believe the existing language reflects the relevant concentration percentage.

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact me.

Sincerely,

/s/ Austen Heim

Austen M. Heim

Associate Counsel

(213) 486-9207

Austen.Heim@capgroup.com